Financial instruments and risk management - Market risk sensitivity analysis (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on income statement gain/(loss)	£ 2,799	£ 1,454	£ 3,337
Impact on consolidated comprehensive income gain/(loss)	£ 1,934	1,290	£ 3,624
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	0.50%
Interest rate risk | 0.5% decrease in interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	(0.50%)
Impact on income statement gain/(loss)	£ 13	19
Impact on consolidated comprehensive income gain/(loss)	£ 23	45
Interest rate risk | 0.5% increase in interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	0.50%
Impact on income statement gain/(loss)	£ (13)	(19)
Impact on consolidated comprehensive income gain/(loss)	£ (22)	(43)
Currency exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	10.00%
Currency exchange risk | 10% weakening of sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	(10.00%)
Impact on income statement gain/(loss)	£ (32)	(26)
Impact on consolidated comprehensive income gain/(loss)	£ (1,008)	(1,384)
Currency exchange risk | 10% strengthening of sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	10.00%
Impact on income statement gain/(loss)	£ 27	22
Impact on consolidated comprehensive income gain/(loss)	£ 825	£ 1,132